Other Comprehensive Income And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges, net of tax	$ (1)	$ 0	$ (2)	$ 0
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	1	0	2	0
Items that will not be subsequently be reclassified to net income, Net	0	0	0	0
Remeasurements on employee benefit plans, Net	28	(10)	23	(5)
Other comprehensive income (loss)	28	(10)	23	(5)
Continuing Operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges	(1)	0	(2)	0
Change in unrealized fair value of derivatives designated as cash flow hedges, Income taxes	0	0	0	0
Derivative instruments accounted for as hedges, net of tax	(1)	0	(2)	0
Adjustment for hedged items recognized in the period, Amount			2	0
Adjustment for hedged items recognized in the period, Income taxes			0	0
Change in unrealized fair value of derivatives designated as cash flow hedges, Net			2	0
Share of other comprehensive income of associates, Amount	1
Share of other comprehensive income of associates, Income taxes	0
Share of other comprehensive loss of associates	1
Items that will not be subsequently be reclassified to net income, Amount	0	0	0	(7)
Items that will not be subsequently be reclassified to net income, Income taxes	0	0	0	2
Items that will not be subsequently be reclassified to net income, Net	0	0	0	(5)
Remeasurements on employee benefit plans, Amount	38	(14)	31
Remeasurements on employee benefit plans, Income taxes	(10)	4	(8)
Remeasurements on employee benefit plans, Net	28	(10)	23
Other comprehensive income, Amount	38	(14)	31	(7)
Other comprehensive income, Income taxes	(10)	4	(8)	2
Other comprehensive income (loss)	$ 28	$ (10)	$ 23	$ (5)